Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Disclosure Text Block [Abstract]
Lessee, Operating Lease, Disclosure [Table Text Block]
	Three Months Ended March 31,
	2021	2020
Cash paid for amounts included in the measurement of operating lease liabilities	$16,133	$38,529
Weighted average assumptions:
Remaining lease term	0.7	2.9
Discount rate	3.5%	2.5%

	Years Ended December 31,
	2020	2019
Cash paid for amounts included in the measurement of operating lease liabilities:	$107,674	$178,158
Weighted average assumptions:
Remaining lease term	0.9	3.1
Discount rate	3.5%	2.5%

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
For the year ending December 31,	Amount
2021	61,547
Total	$61,547
Less: present value adjustment	(8,713)
Present value of minimum lease payments	$52,834

For the years ending December 31,	Amount
2020	$84,370
Total	$84,370
Less: present value adjustment	(15,403)
Present value of minimum lease payments	$68,967